[redacted]

13002753

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 17 2013

Washington, DC 20549

001-35769

By Electronic Mail

June 17, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CETINAS

Dear Mr. Thomas:

This is to certify that on June 13, 2013 The Nasdaq Stock Market (the "Exchange") received from New Newscorp Inc (the "Registrant") a copy of the Registrant's application on Form 10 for the registration of the following securities:

Class A Common Stock, par value $0.01 per share
Class B Common Stock, par value $0.01 per share
Class A Preferred Stock Purchase Rights
Class B Preferred Stock Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 10 concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery